Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale	$ 1,517	$ 0
Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock, Shares Issued	0	0
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Outstanding	113,424,507	117,630,112
Common Stock, Shares, Issued	113,424,507	117,630,112
Long-Term Debt [Member]
Debt Issuance Costs, Net	$ 5,321	$ 7,606
Capital Lease Obligations [Member]
Debt Issuance Costs, Net	$ 17	$ 51